ICON UTILITIES AND INCOME FUND

Portfolio of Investments

September 30, 2025

Security Description	Shares	Value
Common Stock (100.20%)

Communications (14.15%)
Iridium Communications Inc	23,427	$409,035
T-Mobile US Inc	5,700	1,364,466
Vodafone Group PLC	140,000	1,624,000
Total Utilities		3,397,501

Consumer, Cyclical (1.88%)
Suburban Propane Partners LP	24,214	451,591

Utilities (84.17%)
ALLETE Inc	11,500	763,600
Ameren Corp	12,082	1,261,119
American Electric Power Co Inc	12,240	1,377,000
Atmos Energy Corp	9,000	1,536,752
Black Hills Corp	12,237	753,677
CMS Energy Corp	12,200	893,772
Consolidated Edison Inc	11,100	1,115,772
DTE Energy Co	8,559	1,210,499
Evergy Inc	16,900	1,284,738
Eversource Energy	15,300	1,088,442
National Fuel Gas Co	14,641	1,352,389
New Jersey Resources Corp	19,700	948,555
NextEra Energy Inc	13,762	1,038,893
NiSource Inc	24,300	1,052,190
ONE Gas Inc	12,600	1,019,844
Portland General Electric Co	20,104	884,576
Spire Inc	15,100	1,230,952
Xcel Energy Inc	17,400	1,403,310
Total Utilities		20,216,080

Total Common Stock (Cost $19,202,834)		24,065,172

Money Market Funds (0.39%)	Par Value	Value

First American Government Obligations Fund - Class X, 7-Day Yield: 4.03% (Cost $93,724)	93,724	93,724

Total Investments (Cost $19,296,558) (100.59%)		24,158,896
Other Net Assets (-0.59%)		(141,642)
Net Assets (100.00%)		$24,017,254

* Non-income producing security.

Icon Utilities	1

ICON CONSUMER SELECT FUND

Portfolio of Investments

September 30, 2025

Security Description	Shares	Value
Common Stock (100.27%)

Communications (4.65%)
eBay Inc	11,980	$1,089,581
Expedia Group Inc	1,452	310,365
Total Communications		1,399,946

Consumer, Cyclical (16.68%)
Deckers Outdoor Corp*	5,788	586,730
Gentex Corp	42,783	1,210,759
Gentherm Inc*	14,800	504,088
Lear Corp	8,700	875,307
Steven Madden Ltd	27,000	903,960
Visteon Corp	7,800	934,908
Total Consumer, Cyclical		5,015,752

Consumer, Non-cyclical (16.51%)
The Boston Beer Co Inc*	2,520	532,778
Coca-Cola Europacific Partners PLC	18,852	1,704,409
Global Payments Inc	12,500	1,038,500
Koninklijke Ahold Delhaize NV	41,619	1,687,234
Total Consumer, Non-cyclical		4,962,921

Financial (62.43%)
American Express Co	5,500	1,826,880
Arch Capital Group Ltd	15,200	1,379,096
Assurant Inc	4,742	1,027,117
Equitable Holdings Inc	39,200	1,990,576
Everest Group Ltd	3,200	1,120,736
The Hartford Insurance Group Inc	12,020	1,603,348
Huntington Bancshares Inc	86,316	1,490,677
LPL Financial Holdings Inc	6,681	2,222,702
Mastercard Inc	2,200	1,251,382
RenaissanceRe Holdings Ltd	6,500	1,650,545
Visa Inc	6,600	2,253,108
Voya Financial Inc	12,733	952,428
Total Financial		18,768,595

Total Common Stock (Cost $22,345,772)		30,147,214

Total Investments (Cost $22,345,772) (100.27%)		30,147,214
Other Net Assets (-0.27%)		(82,259)
Net Assets (100.00%)		$30,064,955

* Non-income producing security.

Icon Consumer Select	2

ICON EQUITY FUND

Portfolio of Investments

September 30, 2025

Security Description	Shares	Value
Common Stock (98.28%)

Basic Materials (13.76%)
Century Aluminum Co*	49,000	$1,438,640
The Chemours Co	65,800	1,042,272
Eastman Chemical Co	13,100	825,955
International Paper Co	40,000	1,856,000
Kaiser Aluminum Corp	21,100	1,628,076
Total Basic Materials		6,790,943

Communications (10.02%)
Extreme Networks Inc*	80,000	1,652,000
T-Mobile US Inc	7,200	1,723,536
Vodafone Group PLC	135,000	1,566,000
Total Communications		4,941,536

Consumer, Cyclical (7.15%)
Delta Air Lines Inc	26,900	1,526,575
Magna International Inc	27,100	1,283,998
Southwest Airlines Co	22,400	714,784
Total Consumer, Cyclical		3,525,357

Consumer, Non-cyclical (8.07%)
Euronet Worldwide Inc*	11,683	1,025,884
Global Payments Inc	11,837	983,418
Performance Food Group Co*	18,975	1,974,159
Total Consumer, Non-cyclical		3,983,461

Energy (2.41%)
Baker Hughes Co	24,400	1,188,768

Financial (30.15%)
Bank of America Corp	32,488	1,676,056
Horace Mann Educators Corp	48,800	2,204,296
JPMorgan Chase & Co	6,850	2,160,696
Lazard Inc	31,600	1,667,848
Lincoln National Corp	47,900	1,931,807
LPL Financial Holdings Inc	6,800	2,262,292
Mastercard Inc	2,077	1,181,418
Truist Financial Corp	39,100	1,787,652
Total Financial		14,872,065

Industrial (13.53%)
Alamo Group Inc	7,400	1,412,660
Armstrong World Industries Inc	15,500	3,038,155
CSX Corp	36,200	1,285,462
Stanley Black & Decker Inc	12,600	936,558
Total Industrial		6,672,835

Technology (11.20%)
CEVA Inc*	29,500	779,095
Power Integrations Inc	13,100	526,751
Seagate Technology Holdings PLC	15,000	3,540,900
Synaptics Inc*	9,900	676,566
Total Technology		5,523,312

Utilities (2.99%)
Dominion Energy Inc	24,100	1,474,197

Total Common Stock (Cost $34,567,358)		48,972,474

Icon Equity Fund	3

Investment Companies (1.15%)	Shares	Value

Exchange-Traded Funds (1.11%)
Direxion Daily Small Cap Bull 3X Shares#	7,550	341,562
iShares MSCI ACWI ETF#	1,500	207,360
Total Exchange-Traded Funds		548,922

Money Market (0.04%)
First American Government Obligations Fund - Class X, 7-Day Yield: 4.03%	18,615	18,615

Total Investment Companies (Cost $468,852)		567,537

Collateral Received For Securities on Loan (1.12%)
First American Government Obligations Fund - Class X, 7-Day Yield: 4.03% (Cost $550,883)	550,883	550,883

Total Investments (Cost $35,587,093) (101.55%)		50,090,894
Liabilities in Excess of Other Assets (-1.55%)		(762,804)
Net Assets (100.00%)		$49,328,090

* Non-income producing security.

# Loaned security; a portion of the security is on loan at Septemeber 30, 2025.

Icon Equity Fund	4

ICON EQUITY INCOME FUND

Portfolio of Investments

September 30, 2025

Security Description	Shares	Value
Common Stock (92.07%)

Basic Materials (8.35%)
The Chemours Co	118,100	$1,870,704
Huntsman Corp	49,100	440,918
Kaiser Aluminum Corp	14,776	1,140,116
Total Basic Materials		3,451,738

Communications (7.38%)
Iridium Communications Inc	28,140	491,324
Nexstar Media Group Inc	8,550	1,690,677
Vodafone Group PLC	75,031	870,360
Total Communications		3,052,361

Consumer, Non-Cyclical (12.04%)
Amgen Inc	4,500	1,269,900
Bristol-Myers Squibb Co	19,262	868,716
GSK PLC	35,800	1,545,128
Ingredion Inc	10,600	1,294,366
Total Consumer, Non-Cyclical		4,978,110

Financial (28.70%)
Horace Mann Educators Corp	42,300	1,910,691
Huntington Bancshares Inc	61,654	1,064,765
ING Groep NV	99,403	2,592,430
KeyCorp	107,600	2,011,044
Lazard Inc	23,643	1,247,878
OneMain Holdings Inc	28,000	1,580,880
The Western Union Co#	182,500	1,458,175
Total Financial		11,865,863

Industrial (9.96%)
Cemex SAB de CV	89,240	802,268
Lockheed Martin Corp	3,900	1,946,919
Trinity Industries Inc	48,800	1,368,352
Total Industrial		4,117,539

Utilities (25.64%)
The AES Corp	107,114	1,409,620
DTE Energy Co	18,000	2,545,740
Evergy Inc	31,900	2,425,038
National Fuel Gas Co	26,537	2,451,223
Portland General Electric Co	40,162	1,767,128
Total Industrial		10,598,749

Total Common Stock (Cost $33,039,244)		38,064,360

Icon Equity Income Fund	5

Corporate Debt (8.42%)	Par Value	Value

Consumer, Cyclical (6.58%)
Air Canada 2017-1 Class B Pass Through Trust, 3.700%, 1/15/2026 (144A)	314,815	312,927
American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 6/15/2028	303,500	292,530
American Airlines 2017-2 Class B, 3.700%, 10/15/2025	146,129	146,008
American Airlines 2019-1 Class A Pass Through Trust, 3.500%, 2/15/2032	350,784	320,755
American Airlines 2019-1 Class B Pass Through Trust, 3.850%, 2/15/2028	118,705	115,584
British Airways 2021-1 Class A Pass Through Trust, 2.900%, 3/15/2035 (144A)	378,170	343,275
United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 7/7/2028	577,875	554,720
United Airlines 2018-1 Class A Pass Through Trust, 3.700%, 3/1/2030	325,298	305,626
United Airlines 2019-1 Class A Pass Through Trust, 4.550%, 8/25/2031	342,637	329,204
Total Consumer, Cyclical		2,720,629

Consumer, Non-Cyclical (0.60%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/2027 (144A)	250,000	248,423

Energy (0.63%)
NuStar Logistics LP, 6.375%, 10/1/2030	250,000	258,899

Industrial (0.61%)
MasTec Inc, 6.625%, 8/15/2029 (144A)(a),(b)	250,000	250,000

Total Corporate Debt (Cost $3,337,524)		3,477,951

Asset Backed Securities (0.40%)

New Economy Assets - Phase 1 Sponsor LLC, 2.410%, 10/20/2061 (144A) (Cost $223,080)	250,000	166,058

Money Market Funds (0.35%)	Par Value	Value

First American Government Obligations Fund - Class X, 7-Day Yield: 4.03% (Cost $145,353)	145,353	145,353

Collateral Received For Securities on Loan (2.51%)
First American Government Obligations Fund - Class X, 7-Day Yield: 4.03% (Cost $1,038,073)	1,038,073	1,038,073

Total Investments (Cost $38,821,347) (103.75%)		42,891,795
Liabilities in Excess of Other Assets (-3.75%)		(1,550,725)
Net Assets (100.00%)		$41,341,070

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of September 30, 2025, these securities had a total aggregate market value of $1,320,683 which represented approximately 3.19% of net assets.

(a) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(b) Floating or variable rate security. The reference rate is described above. The rate in effect as of December 31, 2025 is based on the reference rate plus the displayed spread as of the security’s last reset date.

# Loaned security; a portion of the security is on loan at September 30, 2025.

Icon Equity Income Fund	6

ICON FLEXIBLE BOND FUND

Portfolio of Investments

September 30, 2025

Security Description	Shares	Value
Common Stock (3.32%)

Financial (3.32%)
AGNC Investment Corp#	113,121	$1,107,455
Annaly Capital Management Inc	150,752	3,046,698
Ares Capital Corp	174,301	3,557,483
Barings BDC Inc	128,698	1,127,394
Crescent Capital BDC Inc	142,900	2,037,754
Goldman Sachs BDC Inc	152,888	1,554,871
Oaktree Specialty Lending Corp	60,226	785,949
Total Common Stock (Cost $14,063,713)		13,217,604

Corporate Debt (61.36%)

Basic Materials (1.32%)
Huntsman International LLC, 5.700%, 10/15/2034	2,000,000	1,822,663
Mercer International Inc, 12.875%, 10/1/2028 (144A)	1,500,000	1,368,263
Mineral Resources Ltd, 9.250%, 10/1/2028 (144A)	2,000,000	2,095,520
Total Basic Materials		5,286,446

Communications (1.81%)
CCO Holdings LLC / CCO Holdings Capital Corp, 4.750%, 3/1/2030 (144A)	2,000,000	1,919,542
Cincinnati Bell Telephone Co LLC, 6.300%, 12/1/2028	4,315,000	4,229,779
DISH Network Corp, 11.750%, 11/15/2027 (144A)	1,000,000	1,058,236
Total Communications		7,207,557

Consumer, Cyclical (13.05%)
Air Canada 2015-2 Class A Pass Through Trust, 4.125%, 12/15/2027 (144A)	710,588	691,699
Air Canada 2017-1 Class B Pass Through Trust, 3.700%, 1/15/2026 (144A)	1,424,852	1,416,309
American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 9/22/2027	1,099,835	1,072,108
American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 6/15/2028	1,195,790	1,152,569
American Airlines 2017-2 Class B, 3.700%, 10/15/2025	584,513	584,031
American Airlines 2019-1 Class A Pass Through Trust, 3.500%, 2/15/2032	2,736,114	2,501,888
American Airlines 2019-1 Class B Pass Through Trust, 3.850%, 2/15/2028	6,630,868	6,456,506
Aptiv Swiss Holdings Ltd, 6.875%, 12/15/2054(a)	2,500,000	2,554,103
British Airways 2021-1 Class A Pass Through Trust, 2.900%, 3/15/2035 (144A)	2,037,555	1,849,542
British Airways 2021-1 Class B Pass Through Trust, 3.900%, 9/15/2031 (144A)	1,313,761	1,256,647
Century Communities Inc, 6.750%, 6/1/2027	1,750,000	1,749,709
Champ Acquisition Corp, 8.375%, 12/1/2031 (144A)	3,497,000	3,716,717
General Motors Financial Co Inc, 5.750%(a),(b)	1,000,000	990,862
JetBlue 2019-1 Class B Pass Through Trust, 8.000%, 5/15/2029	2,216,931	2,253,200
JetBlue 2020-1 Class B Pass Through Trust, 7.750%, 11/15/2028	3,615,726	3,684,007
Tenneco Inc, 8.000%, 11/17/2028 (144A)	3,000,000	3,005,461
United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 7/7/2028	6,934,503	6,656,636
United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 1/7/2026	1,788,194	1,778,618
United Airlines 2018-1 Class A Pass Through Trust, 3.700%, 3/1/2030	5,961,410	5,600,906
United Airlines 2018-1 Class B Pass Through Trust, 4.600%, 3/1/2026	600,826	597,668
United Airlines 2019-1 Class A Pass Through Trust, 4.550%, 8/25/2031	2,542,760	2,443,073
Total Consumer, Cyclical		52,012,259

Consumer, Non-cyclical (5.26%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/2027 (144A)	1,250,000	1,242,116
Bausch + Lomb Corp, 8.375%, 10/1/2028 (144A)	2,180,000	2,271,969

Icon Flex Bond	7

CVS Pass-Through Trust, 7.507%, 1/10/2032 (144A)	3,150,394	3,357,771
CVS Pass-Through Trust Series 2013, 4.704%, 1/10/2036 (144A)	596,857	571,396
Embecta Corp, 5.000%, 2/15/2030 (144A)#	2,000,000	1,893,894
Horizon Mutual Holdings Inc, 6.200%, 11/15/2034 (144A)	3,500,000	3,421,024
McKesson Corp, 7.650%, 3/1/2027	2,000,000	2,088,187
Varex Imaging Corp, 7.875%, 10/15/2027 (144A)	2,830,000	2,881,707
Veritiv Operating Co, 10.500%, 11/30/2030 (144A)	3,000,000	3,225,786
Total Consumer, Non-cyclical		20,953,850

Energy (7.69%)
Andeavor LLC, 5.125%, 12/15/2026	4,000,000	3,988,323
Baytex Energy Corp, 8.500%, 4/30/2030 (144A)	1,500,000	1,541,394
Coterra Energy Operating Co, 4.375%, 3/15/2029	3,000,000	2,881,982
Enbridge Inc, 6.000%, 1/15/2077(b)	3,000,000	3,008,994
Enbridge Inc, 8.250%, 1/15/2084(b)	1,000,000	1,074,182
Enerflex Ltd, 9.000%, 10/15/2027 (144A)	1,000,000	1,018,128
Energy Transfer LP, 6.000%, 2/1/2029 (144A)	3,000,000	3,042,810
Energy Transfer LP, 6.500%(a),(b)	2,500,000	2,509,325
Enterprise Products Operating LLC, 7.433%, 8/16/2077(b)	1,711,000	1,708,903
Northern Oil & Gas Inc, 8.125%, 3/1/2028 (144A)	1,250,000	1,267,639
NuStar Logistics LP, 6.375%, 10/1/2030	2,000,000	2,071,190
Summit Midstream Holdings LLC, 8.625%, 10/31/2029 (144A)	6,490,000	6,522,041
Total Energy		30,634,911

Financial (22.47%)
Air Lease Corp, 4.125%(a),(b)	2,500,000	2,416,299
The Allstate Corp, 7.411%, 8/15/2053(b)	900,000	899,926
Ally Financial Inc, 4.700%(a),(b)	5,000,000	4,608,059
Aretec Group Inc, 10.000%, 8/15/2030 (144A)	1,500,000	1,634,166
The Bank of Nova Scotia, 7.350%, 4/27/2085(b)	2,000,000	2,085,972
Capital One Financial Corp, 5.500%(a),(b),#	2,000,000	2,003,166
The Charles Schwab Corp, 5.000%(a),(b)	4,500,000	4,478,184
The Charles Schwab Corp, 4.000%(a),(b)	5,000,000	4,945,024
Citigroup Inc, 3.875%(a),(b)	3,000,000	2,972,173
Citigroup Inc, 6.750%(a),(b)	2,000,000	2,032,998
Citigroup Inc, 7.125%(a),(b)	3,500,000	3,615,714
Corebridge Financial Inc, 6.875%, 12/15/2052(b)	4,000,000	4,102,670
Enova International Inc, 11.250%, 12/15/2028 (144A)	2,000,000	2,128,954
Enstar Finance LLC, 5.500%, 1/15/2042(b)	2,500,000	2,482,002
F&G Annuities & Life Inc, 6.500%, 6/4/2029	2,000,000	2,085,627
Fidus Investment Corp, 4.750%, 1/31/2026	1,400,000	1,392,210
Fifth Third Bancorp, 7.296%(a),(b)	500,000	498,488
Fifth Third Bancorp, 7.392%(a),(b)	6,718,000	6,726,303
HAT Holdings I LLC / HAT Holdings II LLC, 8.000%, 6/15/2027 (144A)	540,000	562,263
HSBC Holdings PLC, 7.399%, 11/13/2034(b)	1,000,000	1,138,092
Huntington Bancshares Inc, 4.450%(a),(b)	2,000,000	1,971,020
Icahn Enterprises LP / Icahn Enterprises Finance Corp, 9.000%, 6/15/2030	3,000,000	2,893,992
M&T Bank Corp, 3.500%(a),(b)	2,000,000	1,925,655
MetLife Inc, 10.750%, 8/1/2039	2,000,000	2,671,924
The PNC Financial Services Group Inc, 3.400%(a),(b)	12,000,000	11,630,645
Sammons Financial Group Inc, 4.750%, 4/8/2032 (144A)	2,500,000	2,439,608
Talcott Resolution Life Inc, 7.650%, 6/15/2027	3,000,000	3,066,394
Truist Financial Corp, 6.669%(a),(b)	2,000,000	2,009,668
Truist Financial Corp, 5.125%(a),(b)	2,000,000	1,971,394
Wells Fargo & Co, 3.900%(a),(b)	4,100,000	4,060,039
Wells Fargo & Co, 6.850%(a),(b)	2,000,000	2,102,072
Total Financial		89,550,701

Icon Flex Bond	8

Government (2.41%)
Farm Credit Bank of Texas, 7.750%(a),(b)	7,165,000	7,493,580
Farm Credit Bank of Texas, 7.000%(a),(b)	2,000,000	2,096,806
Total Government		9,590,386

Industrial (2.99%)
Cascades Inc/Cascades USA Inc, 5.375%, 1/15/2028 (144A)	2,000,000	1,984,154
Danaos Corp, 8.500%, 3/1/2028 (144A)	2,010,000	2,049,535
FTAI Aviation Investors LLC, 5.500%, 5/1/2028 (144A)	4,000,000	4,002,284
MasTec Inc, 6.625%, 8/15/2029 (144A)	2,500,000	2,500,000
Vontier Corp, 2.950%, 4/1/2031	1,500,000	1,370,526
Total Industrial		11,906,499

Technology (0.82%)
Pitney Bowes Inc, 6.875%, 3/15/2027 (144A)	2,000,000	1,997,508
Rocket Software Inc, 9.000%, 11/28/2028 (144A)	1,245,000	1,283,229
Total Technology		3,280,737

Utilities (3.54%)
AltaGas Ltd, 7.200%, 10/15/2054 (144A)(b)	2,000,000	2,068,826
American Electric Power Co Inc, 7.050%, 12/15/2054(b)	2,000,000	2,091,298
Dominion Energy Inc, 4.350%(a),(b)	3,000,000	2,952,152
Entergy Corp, 7.125%, 12/1/2054(b)	4,000,000	4,179,552
Vistra Operations Co LLC, 5.000%, 7/31/2027 (144A)	1,460,000	1,455,165
Vistra Operations Co LLC, 5.500%, 9/1/2026 (144A)	1,350,000	1,349,110
Total Utilities		14,096,103

Total Corporate Debt (Cost $239,529,441)		244,519,449

Asset Backed Securities (22.50%)

AG Trust 2024-NLP, 7.843%, 7/15/2041 (144A)(b)	5,440,000	5,463,668
Atrium Hotel Portfolio Trust 2024-ATRM, 7.679%, 11/10/2029 (144A)(b)	5,000,000	5,083,228
BX 2025-BIO3 Mortgage Trust, 6.961%, 2/10/2042 (144A)(b)	5,000,000	4,968,909
BXMT 2020-FL2 LTD, 6.346%, 2/15/2038 (144A)(b)	2,000,000	1,933,055
BXMT 2021-FL4 Ltd, 6.396%, 5/15/2038 (144A)(b)	10,000,000	9,590,040
Finance of America Structured Securities Trust, 3.500%, 11/25/2074 (144A)	1,295,346	1,248,658
Flexential Issuer 2021-1, 6.930%, 11/27/2051 (144A)	9,000,000	8,848,817
Frontier Issuer LLC, 11.160%, 6/20/2054 (144A)	3,000,000	3,366,725
Frontier Issuer LLC, 11.500%, 8/20/2053 (144A)	6,000,000	6,255,020
KREF 2021-FL2 Ltd, 6.346%, 2/15/2039 (144A)(b)	5,000,000	4,923,005
LoanCore 2021-CRE6 Issuer Ltd, 7.597%, 11/15/2038 (144A)(b)	5,000,000	4,937,497
New Economy Assets - Phase 1 Sponsor LLC, 2.410%, 10/20/2061 (144A)	6,750,000	4,483,565
New Economy Assets - Phase 1 Sponsor LLC, 1.910%, 10/20/2061 (144A)	4,000,000	3,336,928
Onity Loan Investment Trust 2025-HB1, 3.000%, 6/25/2038 (144A)(b)	1,877,000	1,740,226
SMB Private Education Loan Trust 2014-A, 4.500%, 9/15/2045 (144A)	3,000,000	2,585,144
STWD 2021-FL2 Ltd, 6.946%, 4/18/2038 (144A)(b)	12,654,000	12,446,113
STWD 2022-FL3 Ltd, 7.484%, 11/15/2038 (144A)(b)	3,590,000	3,490,166
TRTX 2021-FL4 Issuer Ltd, 7.746%, 3/15/2038 (144A)(b)	5,000,000	4,963,377
Total Asset Backed Securities (Cost $93,492,176)		89,664,141

Icon Flex Bond	9

Preferred Stock (4.72%)

Annaly Capital Management Inc, 8.435%	23,557	591,752
Bank of America Corp, 7.250%	1,537	1,967,360
The Goldman Sachs Group Inc, 5.158%#	43,587	910,968
JPMorgan Chase & Co, 5.750%	31,105	772,959
Raymond James Financial Inc, 6.375%	101,268	2,548,207
UMH Properties Inc, 6.375%	451,588	10,228,468
Wells Fargo & Co, 7.500%	1,459	1,800,829
Total Preferred Stock (Cost $18,738,376)		18,820,543

Investment Companies (5.88%)

Mutual Funds (5.58%)
Eaton Vance California Municipal Bond Fund	731,215	6,939,230
Eaton Vance New York Municipal Bond Fund	284,677	2,806,915
MFS High Yield Municipal Trust	821,456	2,850,452
MFS Investment Grade Municipal Trust	244,295	1,920,159
Nuveen Floating Rate Income Fund	568,183	4,647,737
Pioneer Floating Rate Fund Inc	126,566	1,260,597
Pioneer Municipal High Income Advantage Fund Inc	704,314	288,769
Pioneer Municipal High Income Fund Trust	163,375	58,815
Pioneer Municipal High Income Opportunities Fund Inc	194,683	29,202
RiverNorth Capital and Income Fund	98,904	1,455,867
Total Mutual Funds		22,257,743

Money Market Funds (0.30%)
First American Government Obligations Fund - Class X, 7-Day Yield: 4.03% (Cost $1,177,345)	1,177,345	1,177,345

Total Investment Companies (Cost $22,971,383)		23,435,088

Collateral Received For Securities on Loan (1.40%)
First American Government Obligations Fund - Class X, 7-Day Yield: 4.03% (Cost $5,569,226)	5,569,226	5,569,226

Total Investments (Cost $394,364,315) (99.18%)		395,226,051
Other Net Assets (0.82%)		3,281,689
Net Assets (100.00%)		$398,507,740

# Loaned security; a portion of the security is on loan at September 30, 2025.

(144A)Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of September 30, 2025, these securities had a total aggregate market value of $165,754,554, which represented approximately 41.59% of net assets.

(a) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(b) Floating or variable rate security. The reference rate is described above. The rate in effect as of September 30, 2025 is based on the reference rate plus the displayed spread as of the security’s last reset date.

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ICON HEALTH AND INFORMATION TECHNOLOGY FUND

Portfolio of Investments

September 30, 2025

Security Description	Shares	Value
Common Stock (98.85%)

Communications (30.34%)
Alphabet Inc	20,500	$4,992,775
Arista Networks Inc*	38,400	5,595,264
CDW Corp	11,800	1,879,504
Cisco Systems Inc	65,390	4,473,984
Meta Platforms Inc	6,000	4,406,280
Palo Alto Networks Inc*	15,000	3,054,300
Total Communications		24,402,107

Consumer, Non-cyclical (10.09%)
Encompass Health Corp	35,840	4,552,397
HCA Healthcare Inc	8,352	3,559,622
Total Consumer, Non-cyclical		8,112,019

Industrial (12.69%)
Arrow Electronics Inc*	25,590	3,096,390
TD SYNNEX Corp	21,170	3,466,588
Universal Display Corp	25,384	3,645,904
Total Industrial		10,208,882

Technology (45.73%)
Amdocs Ltd	24,436	2,004,974
Autodesk Inc*	10,000	3,176,700
Globant SA*	15,485	888,529
Intel Corp*	38,108	1,278,523
Kulicke & Soffa Industries Inc	38,000	1,544,320
MKS Inc	14,500	1,794,665
Pegasystems Inc	41,493	2,385,848
Salesforce Inc	11,862	2,811,294
Seagate Technology Holdings PLC	13,919	3,285,719
ServiceNow Inc*	3,524	3,243,067
Taiwan Semiconductor Manufacturing Co Ltd	21,700	6,060,592
Teradyne Inc	41,091	5,655,765
Tyler Technologies Inc*	5,057	2,645,620
Total Technology		36,775,616

Total Common Stock (Cost $56,621,438)		79,498,624

Icon Health and IT	11

Investment Companies (1.24%)

Exchange-Traded Funds (1.19%)
Invesco S&P SmallCap Information Technology ETF (Cost $774,574)#	18,000	955,483

Money Market (0.05%)
First American Government Obligations Fund - Class X, 7-Day Yield: 4.03% (Cost $39,909)	39,909	39,909

Total Investment Companies (Cost $814,483)		995,392

Collateral Received For Securities on Loan (0.07%)
First American Government Obligations Fund - Class X, 7-Day Yield: 4.03% (Cost $54,000)	54,000	54,000

Total Investments (Cost $57,489,921) (100.16%)		$80,548,016
Other Net Assets (-0.16%)		(126,297)
Net Assets (100.00%)		$80,421,719

* Non-income producing security.

# Loaned security; a portion of the security is on loan at September 30, 2025.

Icon Health and IT	12

ICON NATURAL RESOURCES & INFRASTRUCTURE FUND

Portfolio of Investments

September 30, 2025

Security Description	Shares	Value
Common Stock (95.48%)

Basic Materials (29.43%)
Barrick Mining Corp	98,000	$3,211,460
BHP Group Ltd#	56,000	3,122,000
Carpenter Technology Corp	14,000	3,437,560
Century Aluminum Co*	185,000	5,431,600
The Chemours Co	400,000	6,336,000
Cia de Minas Buenaventura SAA	180,000	4,379,400
Huntsman Corp	170,000	1,526,600
Kaiser Aluminum Corp	55,000	4,243,800
Stepan Co	50,000	2,385,000
Trinseo PLC#	1,000,000	2,350,000
Total Basic Materials		36,423,420

Consumer, Cyclical (10.42%)
Alaska Air Group Inc*	75,000	3,733,500
Delta Air Lines Inc	25,700	1,458,475
OPENLANE Inc*	110,000	3,165,800
REV Group Inc	80,000	4,533,600
Total Consumer, Cyclical		12,891,375

Energy (17.83%)
CVR Energy Inc*	110,000	4,012,800
HF Sinclair Corp	120,000	6,280,800
Phillips 66	23,000	3,128,460
TETRA Technologies Inc*	1,500,000	8,625,000
TPI Composites Inc*,#	650,000	20,150
Total Energy		22,067,210

Industrial (22.94%)
Cemex SAB de CV	540,000	4,854,600
Knight-Swift Transportation Holdings Inc	63,000	2,489,130
Kornit Digital Ltd*	200,000	2,700,000
Materion Corp	19,800	2,392,038
O-I Glass Inc*	270,000	3,501,900
Sonoco Products Co	41,500	1,788,235
Tetra Tech Inc	114,000	3,805,320
TriMas Corp	78,000	3,013,920
ZTO Express Cayman Inc#	200,000	3,840,000
Total Industrial		28,385,143

Technology (6.09%)
3D Systems Corp*,#	2,600,000	7,540,000

Utilities (8.77%)
Dominion Energy Inc	42,000	2,569,140
National Fuel Gas Co	36,000	3,325,320
Southwest Gas Holdings Inc	30,000	2,350,200
Spire Inc	32,000	2,608,640
Total Utilities		10,853,300

Total Common Stock (Cost $104,416,210)		118,160,448

Icon Natural Resources	13

Investment Companies (4.57%)

Exchange-Traded Funds (3.07%)
Direxion Daily Small Cap Bull 3X Shares (Cost $3,489,875)#	84,000	3,800,160

Money Market Funds (1.50%)
First American Government Obligations Fund - Class X, 7-Day Yield: 4.03% (Cost $1,853,395)	1,853,395	1,853,395

Total Investment Companies (Cost $ 5,343,270)		5,653,555

Collateral Received For Securities on Loan (9.75%)
First American Government Obligations Fund - Class X, 7-Day Yield: 4.03% (Cost $12,064,788)	12,064,788	12,064,788

Total Investments (Cost $121,824,268) (109.80%)		$135,878,791
Liabilities in Excess of Other Assets (-9.80%)		(12,132,476)
Net Assets (100.00%)		$123,746,315

* Non-income producing security.

# Loaned security; a portion of the security is on loan at September 30, 2025.

Icon Natural Resources	14